PARENT COMPANY DISCLOSURES - Company Statement of Changes in Equity (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		£ 49,413	£ 47,806	£ 50,199
Total comprehensive income	[1]	4,935	1,497	1,880
Dividends paid (note 43)		(970)	(41)	(2,450)
Distributions on other equity instruments		(429)	(453)	(466)
Issue of ordinary shares		37	191	107
Share buyback				(1,095)
Redemption of preference shares		0		0
Issue of other equity instruments				893
Redemption of other equity instruments				(1,481)
Movement in treasury shares		(13)	293	(3)
Value of employee services:
Share option schemes		51	48	71
Other employee award schemes		131	74	165
At 31 December		53,152	49,413	47,806
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		47,604	46,494	45,125
Total comprehensive income		3,905	1,302	5,415
Dividends paid (note 43)		(877)		(2,312)
Distributions on other equity instruments		(429)	(453)	(466)
Issue of ordinary shares		37	191	107
Share buyback				(1,095)
Redemption of preference shares		0
Issue of other equity instruments				891
Redemption of other equity instruments				(1,481)
Movement in treasury shares		(24)	(52)	74
Value of employee services:
Share option schemes		51	48	71
Other employee award schemes		131	74	165
At 31 December		50,398	47,604	46,494
Share capital and premium | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		24,947	24,756	24,835
Issue of ordinary shares		37	191	107
Share buyback				(189)
Redemption of preference shares		597		3
Value of employee services:
At 31 December		25,581	24,947	24,756
Merger reserve | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		7,420	7,420	7,423
Redemption of preference shares		(614)		(3)
Value of employee services:
At 31 December		6,806	7,420	7,420
Capital redemption reserve | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		4,462	4,462	4,273
Share buyback				189
Redemption of preference shares		17
Value of employee services:
At 31 December		4,479	4,462	4,462
Retained profits
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		4,584	3,246	5,389
Total comprehensive income	[1]	6,365	923	1,036
Dividends paid (note 43)		(877)	0	(2,312)
Share buyback				(1,095)
Issue of other equity instruments				(3)
Movement in treasury shares		(13)	293	(3)
Value of employee services:
Share option schemes		51	48	71
Other employee award schemes		131	74	165
At 31 December		10,241	4,584	3,246
Retained profits | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		4,869	3,950	2,103
Total comprehensive income		3,476	849	4,949
Dividends paid (note 43)		(877)		(2,312)
Share buyback				(1,095)
Issue of other equity instruments				(5)
Movement in treasury shares		(24)	(52)	74
Value of employee services:
Share option schemes		51	48	71
Other employee award schemes		131	74	165
At 31 December		7,626	4,869	3,950
Attributable to ordinary shareholders
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		43,278	41,697	43,434
Total comprehensive income	[1]	4,405	975	1,333
Dividends paid (note 43)		(877)		(2,312)
Issue of ordinary shares		37	191	107
Share buyback				(1,095)
Redemption of preference shares				0
Issue of other equity instruments				(3)
Movement in treasury shares		(13)	293	(3)
Value of employee services:
Share option schemes		51	48	71
Other employee award schemes		131	74	165
At 31 December		47,011	43,278	41,697
Attributable to ordinary shareholders | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		41,698	40,588	38,634
Total comprehensive income		3,476	849	4,949
Dividends paid (note 43)		(877)		(2,312)
Issue of ordinary shares		37	191	107
Share buyback				(1,095)
Issue of other equity instruments				(5)
Movement in treasury shares		(24)	(52)	74
Value of employee services:
Share option schemes		51	48	71
Other employee award schemes		131	74	165
At 31 December		44,492	41,698	40,588
Other equity instruments
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		5,906	5,906	6,491
Total comprehensive income	[1]	429	453	466
Distributions on other equity instruments		(429)	(453)	(466)
Issue of other equity instruments				896
Redemption of other equity instruments				(1,481)
Value of employee services:
At 31 December		5,906	5,906	5,906
Other equity instruments | Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
At 1 January		5,906	5,906	6,491
Total comprehensive income		429	453	466
Distributions on other equity instruments		(429)	(453)	(466)
Issue of other equity instruments				896
Redemption of other equity instruments				(1,481)
Value of employee services:
At 31 December		£ 5,906	£ 5,906	£ 5,906

[1]	1Total comprehensive income attributable to owners of the parent was £4,834 million (2020: £1,428 million; 2019: £1,799 million).